Finite-Lived Intangible Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		¥ 13,169	¥ 9,112
Finite-lived intangible assets, accumulated amortization and impairment		(7,703)	(5,254)
Finite-lived intangible assets, net carrying value	$ 840	5,466	3,858
Land use right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		464	464
Finite-lived intangible assets, accumulated amortization and impairment		(193)	(54)
Finite-lived intangible assets, net carrying value	42	271	410
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		463	463
Finite-lived intangible assets, accumulated amortization and impairment		(463)	(462)
Finite-lived intangible assets, net carrying value	0	0	1
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		537	544
Finite-lived intangible assets, accumulated amortization and impairment		(499)	(424)
Finite-lived intangible assets, net carrying value	6	38	120
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		578	596
Finite-lived intangible assets, accumulated amortization and impairment		(464)	(205)
Finite-lived intangible assets, net carrying value	17	114	391
User list
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		677	699
Finite-lived intangible assets, accumulated amortization and impairment		(667)	(657)
Finite-lived intangible assets, net carrying value	2	10	42
Licensed copyrights of video contents
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		9,384	5,608
Finite-lived intangible assets, accumulated amortization and impairment		(4,826)	(2,993)
Finite-lived intangible assets, net carrying value	700	4,558	2,615
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		1,066	738
Finite-lived intangible assets, accumulated amortization and impairment		(591)	(459)
Finite-lived intangible assets, net carrying value	$ 73	¥ 475	¥ 279